Nationwide Destination 2065 Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	13.82%	11.72%
S&P Target Date To 2065+ Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.77%	10.52%	12.68%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.25%	7.64%	10.56%
Performance Inception Date	Feb. 28, 2020
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.05%	6.10%	8.77%
Performance Inception Date	Feb. 28, 2020
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.87%	5.53%	7.78%
Performance Inception Date	Feb. 28, 2020
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.74%	8.63%	11.38%
Performance Inception Date	Feb. 28, 2020
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		19.66%	9.46%	12.22%
Performance Inception Date	Feb. 28, 2020
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		19.28%	9.17%	11.94%
Performance Inception Date	Feb. 28, 2020